Distribution Date:	07/17/25	Wells Fargo Commercial Mortgage Trust 2019-C50
Determination Date:	07/11/25
Next Distribution Date:	08/15/25
Record Date:	06/30/25	Commercial Mortgage Pass-Through Certificates
Series 2019-C50

Table of Contents			Contacts
Section	Pages	Role	Party and Contact Information
Certificate Distribution Detail	2	Depositor	Wells Fargo Commercial Mortgage Securities, Inc.
Certificate Factor Detail	3		Attention: A.J. Sfarra		cmbsnotices@wellsfargo.com
Certificate Interest Reconciliation Detail	4		30 Hudson Yards, 15th Floor | New York, NY 10001 | United States
		Master Servicer	Trimont LLC
Additional Information	5
			Attention: CMBS Servicing		trimont.commercial.servicing@cms.trimont.com
Bond / Collateral Reconciliation - Cash Flows	6
			550 S. Tryon Street, Suite 2400 | Charlotte, NC 28202 | United States
Bond / Collateral Reconciliation - Balances	7	Special Servicer	Rialto Capital Advisors, LLC
Current Mortgage Loan and Property Stratification	8-12		General	(305) 229-6465
Mortgage Loan Detail (Part 1)	13-15		200 S. Biscayne Blvd., Suite 3550 | Miami, FL 33131 | United States
Mortgage Loan Detail (Part 2)	16-18	Operating Advisor & Asset	Park Bridge Lender Services LLC
		Representations Reviewer
Principal Prepayment Detail	19
			David Rodgers	(212) 230-9025
Historical Detail	20		600 Third Avenue, 40th Floor | New York, NY 10016 | United States
Delinquency Loan Detail	21	Certificate Administrator	Computershare Trust Company, N.A. as agent for Wells Fargo
Collateral Stratification and Historical Detail	22		Bank, N.A.
			Corporate Trust Services (CMBS)		cctcmbsbondadmin@computershare.com;
Specially Serviced Loan Detail - Part 1	23				trustadministrationgroup@computershare.com
Specially Serviced Loan Detail - Part 2	24-25		9062 Old Annapolis Road | Columbia, MD 21045 | United States
Modified Loan Detail	26	Trustee	Wilmington Trust, National Association
Historical Liquidated Loan Detail	27		Attention: CMBS Trustee	(302) 636-4140	CMBSTrustee@wilmingtontrust.com
			1100 North Market Street | Wilmington, DE 19890 | United States
Historical Bond / Collateral Loss Reconciliation Detail	28
Interest Shortfall Detail - Collateral Level	29
Supplemental Notes	30

This report is compiled by Computershare Trust Company, N.A. from information provided by third parties. Computershare Trust Company, N.A. has not independently confirmed the accuracy of the information.

Please visit www.ctslink.com for additional information and if applicable, any special notices and any credit risk retention notices. In addition, certificate holders may register online for email notification when special notices are posted. For information or assistance please call 866-846-4526.

© 2021 Computershare. All rights reserved. Confidential.	Page 1 of 30

				Certificate Distribution Detail

											Current	Original
		Pass-Through			Principal	Interest	Prepayment				Credit	Credit
Class	CUSIP	Rate (2)	Original Balance Beginning Balance		Distribution	Distribution	Penalties	Realized Losses Total Distribution Ending Balance			Support¹ Support¹

A-1	95001XAW6	2.741000%	31,064,000.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	30.00%
A-2	95001XAX4	3.562000%	71,796,000.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	30.00%
A-3	95001XAY2	3.269000%	3,550,000.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	30.00%
A-SB	95001XAZ9	3.635000%	54,377,000.00	42,679,457.10	880,172.85	129,283.19	0.00	0.00	1,009,456.04	41,799,284.25	34.42%	30.00%
A-4	95001XBA3	3.466000%	245,000,000.00	239,908,664.06	0.00	692,936.19	0.00	0.00	692,936.19	239,908,664.06	34.42%	30.00%
A-5	95001XBB1	3.729000%	250,788,000.00	250,788,000.00	0.00	779,323.71	0.00	0.00	779,323.71	250,788,000.00	34.42%	30.00%
A-S	95001XBC9	4.021000%	85,589,000.00	85,589,000.00	0.00	286,794.47	0.00	0.00	286,794.47	85,589,000.00	23.88%	20.88%
B	95001XBD7	4.192000%	39,864,000.00	39,864,000.00	0.00	139,258.24	0.00	0.00	139,258.24	39,864,000.00	18.97%	16.63%
C	95001XBE5	4.345000%	39,863,000.00	39,863,000.00	0.00	144,337.28	0.00	0.00	144,337.28	39,863,000.00	14.06%	12.38%
D	95001XAJ5	3.000000%	25,794,000.00	25,794,000.00	0.00	64,485.00	0.00	0.00	64,485.00	25,794,000.00	10.89%	9.63%
E	95001XAL0	3.000000%	21,105,000.00	21,105,000.00	0.00	44,807.14	0.00	0.00	44,807.14	21,105,000.00	8.29%	7.38%
F	95001XAN6	3.540000%	22,276,000.00	22,276,000.00	0.00	0.00	0.00	0.00	0.00	22,276,000.00	5.55%	5.00%
G	95001XAQ9	3.540000%	9,380,000.00	9,380,000.00	0.00	0.00	0.00	0.00	0.00	9,380,000.00	4.39%	4.00%
H*	95001XAS5	3.540000%	37,519,076.00	35,655,289.85	0.00	0.00	0.00	0.00	0.00	35,655,289.85	0.00%	0.00%
R	95001XAU0	0.000000%	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	0.00%
Regular SubTotal			937,965,076.00	812,902,411.01	880,172.85	2,281,225.22	0.00	0.00	3,161,398.07	812,022,238.16

X-A	95001XBF2	1.403808%	656,575,000.00	533,376,121.16	0.00	623,964.65	0.00	0.00	623,964.65	532,495,948.31
X-B	95001XBG0	0.866629%	165,316,000.00	165,316,000.00	0.00	119,389.74	0.00	0.00	119,389.74	165,316,000.00
X-D	95001XAA4	2.006991%	46,899,000.00	46,899,000.00	0.00	78,438.21	0.00	0.00	78,438.21	46,899,000.00
X-F	95001XAC0	1.466991%	22,276,000.00	22,276,000.00	0.00	27,232.24	0.00	0.00	27,232.24	22,276,000.00
X-G	95001XAE6	1.466991%	9,380,000.00	9,380,000.00	0.00	11,466.98	0.00	0.00	11,466.98	9,380,000.00
X-H	95001XAG1	1.466991%	37,519,076.00	35,655,289.85	0.00	43,588.32	0.00	0.00	43,588.32	35,655,289.85
Notional SubTotal			937,965,076.00	812,902,411.01	0.00	904,080.14	0.00	0.00	904,080.14	812,022,238.16

Deal Distribution Total					880,172.85	3,185,305.36	0.00	0.00	4,065,478.21

*	Denotes the Controlling Class (if required)
(1)

Calculated by taking (A) the sum of the ending certificate balance of all classes in a series less (B) the sum of (i) the ending certificate balance of the designated class and (ii) the ending certificate balance of all classes which are not subordinate to the designated class and

	dividing the result by (A).
(2)

Pass-Through Rates with respect to any Class of Certificates on next month’s Payment Date is expected to be the same as the current respective Pass-Through Rate, subject to any modifications on the underlying loans, any change in certificate or pool balance, any change in

	the underlying index (if and as applicable), and any other matters provided in the governing documents.

© 2021 Computershare. All rights reserved. Confidential.											Page 2 of 30

				Certificate Factor Detail
						Cumulative
					Interest Shortfalls	Interest
Class	CUSIP	Beginning Balance	Principal Distribution	Interest Distribution	/ (Paybacks)	Shortfalls	Prepayment Penalties	Losses	Total Distribution	Ending Balance
Regular Certificates
A-1	95001XAW6	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
A-2	95001XAX4	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
A-3	95001XAY2	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
A-SB	95001XAZ9	784.88068669	16.18649153	2.37753444	0.00000000	0.00000000	0.00000000	0.00000000	18.56402597	768.69419516
A-4	95001XBA3	979.21903698	0.00000000	2.82831098	0.00000000	0.00000000	0.00000000	0.00000000	2.82831098	979.21903698
A-5	95001XBB1	1,000.00000000	0.00000000	3.10750000	0.00000000	0.00000000	0.00000000	0.00000000	3.10750000	1,000.00000000
A-S	95001XBC9	1,000.00000000	0.00000000	3.35083328	0.00000000	0.00000000	0.00000000	0.00000000	3.35083328	1,000.00000000
B	95001XBD7	1,000.00000000	0.00000000	3.49333333	0.00000000	0.00000000	0.00000000	0.00000000	3.49333333	1,000.00000000
C	95001XBE5	1,000.00000000	0.00000000	3.62083335	0.00000000	0.00000000	0.00000000	0.00000000	3.62083335	1,000.00000000
D	95001XAJ5	1,000.00000000	0.00000000	2.50000000	0.00000000	0.00000000	0.00000000	0.00000000	2.50000000	1,000.00000000
E	95001XAL0	1,000.00000000	0.00000000	2.12305804	0.37694196	3.98950344	0.00000000	0.00000000	2.12305804	1,000.00000000
F	95001XAN6	1,000.00000000	0.00000000	0.00000000	2.95000000	49.28526845	0.00000000	0.00000000	0.00000000	1,000.00000000
G	95001XAQ9	1,000.00000000	0.00000000	0.00000000	2.95000000	67.39308635	0.00000000	0.00000000	0.00000000	1,000.00000000
H	95001XAS5	950.32430569	0.00000000	0.00000000	2.80345683	105.08189834	0.00000000	0.00000000	0.00000000	950.32430569
R	95001XAU0	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000

Notional Certificates
X-A	95001XBF2	812.36130093	0.00000000	0.95033264	0.00000000	0.00000000	0.00000000	0.00000000	0.95033264	811.02074905
X-B	95001XBG0	1,000.00000000	0.00000000	0.72219108	0.00000000	0.00000000	0.00000000	0.00000000	0.72219108	1,000.00000000
X-D	95001XAA4	1,000.00000000	0.00000000	1.67249216	0.00000000	0.00000000	0.00000000	0.00000000	1.67249216	1,000.00000000
X-F	95001XAC0	1,000.00000000	0.00000000	1.22249237	0.00000000	0.00000000	0.00000000	0.00000000	1.22249237	1,000.00000000
X-G	95001XAE6	1,000.00000000	0.00000000	1.22249254	0.00000000	0.00000000	0.00000000	0.00000000	1.22249254	1,000.00000000
X-H	95001XAG1	950.32430569	0.00000000	1.16176422	0.00000000	0.00000000	0.00000000	0.00000000	1.16176422	950.32430569

© 2021 Computershare. All rights reserved. Confidential.										Page 3 of 30

				Certificate Interest Reconciliation Detail

									Additional
				Accrued	Net Aggregate	Distributable	Interest		Interest
		Accrual	Prior Interest	Certificate	Prepayment	Certificate	Shortfalls /	Payback of Prior	Distribution	Interest	Cumulative
Class	Accrual Period	Days	Shortfalls	Interest	Interest Shortfall	Interest	(Paybacks)	Realized Losses	Amount	Distribution	Interest Shortfalls
A-1	N/A	N/A	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
A-2	N/A	N/A	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
A-3	N/A	N/A	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
A-SB	06/01/25 - 06/30/25	30	0.00	129,283.19	0.00	129,283.19	0.00	0.00	0.00	129,283.19	0.00
A-4	06/01/25 - 06/30/25	30	0.00	692,936.19	0.00	692,936.19	0.00	0.00	0.00	692,936.19	0.00
A-5	06/01/25 - 06/30/25	30	0.00	779,323.71	0.00	779,323.71	0.00	0.00	0.00	779,323.71	0.00
X-A	06/01/25 - 06/30/25	30	0.00	623,964.65	0.00	623,964.65	0.00	0.00	0.00	623,964.65	0.00
X-B	06/01/25 - 06/30/25	30	0.00	119,389.74	0.00	119,389.74	0.00	0.00	0.00	119,389.74	0.00
X-D	06/01/25 - 06/30/25	30	0.00	78,438.21	0.00	78,438.21	0.00	0.00	0.00	78,438.21	0.00
X-F	06/01/25 - 06/30/25	30	0.00	27,232.24	0.00	27,232.24	0.00	0.00	0.00	27,232.24	0.00
X-G	06/01/25 - 06/30/25	30	0.00	11,466.98	0.00	11,466.98	0.00	0.00	0.00	11,466.98	0.00
X-H	06/01/25 - 06/30/25	30	0.00	43,588.32	0.00	43,588.32	0.00	0.00	0.00	43,588.32	0.00
A-S	06/01/25 - 06/30/25	30	0.00	286,794.47	0.00	286,794.47	0.00	0.00	0.00	286,794.47	0.00
B	06/01/25 - 06/30/25	30	0.00	139,258.24	0.00	139,258.24	0.00	0.00	0.00	139,258.24	0.00
C	06/01/25 - 06/30/25	30	0.00	144,337.28	0.00	144,337.28	0.00	0.00	0.00	144,337.28	0.00
D	06/01/25 - 06/30/25	30	0.00	64,485.00	0.00	64,485.00	0.00	0.00	0.00	64,485.00	0.00
E	06/01/25 - 06/30/25	30	76,052.97	52,762.50	0.00	52,762.50	7,955.36	0.00	0.00	44,807.14	84,198.47
F	06/01/25 - 06/30/25	30	1,029,128.51	65,714.20	0.00	65,714.20	65,714.20	0.00	0.00	0.00	1,097,878.64
G	06/01/25 - 06/30/25	30	602,698.19	27,671.00	0.00	27,671.00	27,671.00	0.00	0.00	0.00	632,147.15
H	06/01/25 - 06/30/25	30	3,826,105.61	105,183.11	0.00	105,183.11	105,183.11	0.00	0.00	0.00	3,942,575.73
Totals			5,533,985.28	3,391,829.03	0.00	3,391,829.03	206,523.67	0.00	0.00	3,185,305.36	5,756,799.99

© 2021 Computershare. All rights reserved. Confidential.												Page 4 of 30

	Additional Information
Total Available Distribution Amount (1)	4,065,478.21
(1) The Available Distribution Amount includes any Prepayment Premiums.

© 2021 Computershare. All rights reserved. Confidential.		Page 5 of 30

Bond / Collateral Reconciliation - Cash Flows

Total Funds Collected		Total Funds Distributed
Interest		Fees
Interest Paid or Advanced	3,405,703.89	Master Servicing Fee	7,188.56
Interest Reductions due to Nonrecoverability Determination	(151,397.90)	Certificate Administrator Fee	4,790.64
Interest Adjustments	0.00	Trustee Fee	290.00
Deferred Interest	0.00	CREFC® Intellectual Property Royalty License Fee	338.71
ARD Interest	0.00	Operating Advisor Fee	912.89
Net Prepayment Interest Excess / (Shortfall)	0.00	Asset Representations Reviewer Fee	216.77
Extension Interest	0.00
Interest Reserve Withdrawal	0.00
Total Interest Collected	3,254,305.99	Total Fees	13,737.57

Principal		Expenses/Reimbursements
Scheduled Principal	880,172.85	Reimbursement for Interest on Advances	29,372.84
Unscheduled Principal Collections		ASER Amount	14,600.60
Principal Prepayments	0.00	Special Servicing Fees (Monthly)	10,574.63
Collection of Principal after Maturity Date	0.00	Special Servicing Fees (Liquidation)	0.00
Recoveries From Liquidations and Insurance Proceeds	0.00	Special Servicing Fees (Work Out)	715.03
Excess of Prior Principal Amounts Paid	0.00	Legal Fees	0.00
Curtailments	0.00	Rating Agency Expenses	0.00
Principal Adjustments	0.00	Taxes Imposed on Trust Fund	0.00
		Non-Recoverable Advances	0.00
		Workout Delayed Reimbursement Amounts	0.00
		Other Expenses	0.00
Total Principal Collected	880,172.85	Total Expenses/Reimbursements	55,263.10

		Interest Reserve Deposit	0.00

Other		Payments to Certificateholders and Others
Prepayment Penalties / Yield Maintenance	0.00	Interest Distribution	3,185,305.36
Gain on Sale / Excess Liquidation Proceeds	0.00	Principal Distribution	880,172.85
Borrower Option Extension Fees	0.00	Prepayment Penalties / Yield Maintenance	0.00
Net SWAP Counterparty Payments Received	0.00	Borrower Option Extension Fees	0.00
		Net SWAP Counterparty Payments Paid	0.00
Total Other Collected	0.00	Total Payments to Certificateholders and Others	4,065,478.21
Total Funds Collected	4,134,478.84	Total Funds Distributed	4,134,478.88

© 2021 Computershare. All rights reserved. Confidential.			Page 6 of 30

	Bond / Collateral Reconciliation - Balances

	Collateral Reconciliation		Certificate Reconciliation
		Total		Total
Beginning Scheduled Collateral Balance	812,902,411.01	812,902,411.01	Beginning Certificate Balance	812,902,411.01
(-) Scheduled Principal Collections	880,172.85	880,172.85	(-) Principal Distributions	880,172.85
(-) Unscheduled Principal Collections	0.00	0.00	(-) Realized Losses	0.00
(-) Principal Adjustments (Cash)	0.00	0.00	Realized Loss and Realized Loss Adjustments on Collateral	0.00
(-) Principal Adjustments (Non-Cash)	0.00	0.00	Current Period NRA¹	0.00
(-) Realized Losses from Collateral	0.00	0.00	Current Period WODRA¹	0.00
(-) Other Adjustments²	0.00	0.00	Principal Used to Pay Interest	0.00
			Non-Cash Principal Adjustments	0.00
Ending Scheduled Collateral Balance	812,022,238.16	812,022,238.16	Certificate Other Adjustments**	0.00
Beginning Actual Collateral Balance	816,423,364.92	816,423,364.92	Ending Certificate Balance	812,022,238.16
Ending Actual Collateral Balance	815,625,167.00	815,625,167.00

	NRA/WODRA Reconciliation		Under / Over Collateralization Reconciliation
	Non-Recoverable Advances (NRA) from	Workout Delayed Reimbursement of Advances
	Principal	(WODRA) from Principal	Beginning UC / (OC)	0.00
Beginning Cumulative Advances	0.00	0.00	UC / (OC) Change	0.00
Current Period Advances	0.00	0.00	Ending UC / (OC)	0.00
Ending Cumulative Advances	0.00	0.00	Net WAC Rate	5.01%
			UC / (OC) Interest	0.00
(1)	Current Period NRA and WODRA displayed will represent the portion applied as Realized Losses to the bonds.
(2)	Other Adjustments value will represent miscellaneous items that may impact the Scheduled Balance of the collateral.
**	A negative value for Certificate Other Adjustments represents the payback of prior Principal Shortfalls, if any.

© 2021 Computershare. All rights reserved. Confidential.				Page 7 of 30

			Current Mortgage Loan and Property Stratification

		Scheduled Balance							Debt Service Coverage Ratio¹
Scheduled	# Of	Scheduled	% Of			Weighted Avg	Debt Service Coverage	# Of	Scheduled	% Of			Weighted Avg
				WAM²	WAC						WAM²	WAC
Balance	Loans	Balance	Agg. Bal.			DSCR¹	Ratio	Loans	Balance	Agg. Bal.			DSCR¹
Defeased	4	58,660,416.17	7.22%	45	5.2816	NAP	Defeased	4	58,660,416.17	7.22%	45	5.2816	NAP
4,000,000 or less	10	27,579,622.09	3.40%	33	5.1412	2.433851	1.20 or less	10	122,139,531.17	15.04%	37	5.3455	0.463869
4,000,001 to 5,000,000	8	36,365,096.58	4.48%	44	5.2008	1.500714	1.21 to 1.30	5	55,913,928.18	6.89%	45	4.9004	1.270821
5,000,001 to 6,000,000	4	21,361,209.18	2.63%	43	5.0441	1.713752	1.31 to 1.40	6	93,965,146.36	11.57%	44	5.1842	1.368305
6,000,001 to 7,000,000	4	25,896,943.69	3.19%	45	5.1559	0.889982	1.41 to 1.50	3	50,654,342.35	6.24%	45	4.9971	1.437031
7,000,001 to 8,000,000	4	29,910,114.18	3.68%	44	5.1721	1.180556	1.51 to 1.60	6	69,505,227.90	8.56%	44	5.2179	1.527071
8,000,001 to 9,000,000	2	16,748,533.88	2.06%	43	5.0569	1.636794	1.61 to 1.70	4	36,332,630.59	4.47%	42	5.1234	1.674723
9,000,001 to 10,000,000	3	29,336,953.34	3.61%	24	4.7868	2.163985	1.71 to 1.80	3	52,898,921.11	6.51%	44	5.0798	1.770504
10,000,001 to 15,000,000	10	127,517,484.26	15.70%	30	4.9218	1.795473	1.81 to 1.90	5	57,041,909.99	7.02%	43	4.7556	1.882809
15,000,001 to 20,000,000	5	87,189,017.42	10.74%	44	5.1616	1.239882	1.91 to 2.00	3	13,869,785.20	1.71%	44	5.2928	1.931397
20,000,001 to 30,000,000	7	181,568,760.50	22.36%	45	4.7531	1.804389	2.01 to 2.50	10	153,949,457.65	18.96%	39	4.6603	2.179911
30,000,001 or greater	5	169,888,086.87	20.92%	44	5.1792	1.397509	2.51 to 3.50	5	34,090,941.49	4.20%	45	4.8799	2.932644
Totals	66	812,022,238.16	100.00%	41	5.0274	1.601856	3.51 to 4.00	2	13,000,000.00	1.60%	(17)	4.5680	3.860000
							4.01 or greater	0	0.00	0.00%	0	0.0000	0.000000
							Totals	66	812,022,238.16	100.00%	41	5.0274	1.601856
(1)

Debt Service Coverage Ratios are updated periodically as new NOI figures become available from borrowers on an asset level. In all cases the most current DSCR provided by the Servicer is used. To the extent that no DSCR is provided by the Servicer, information from the offering document is used. The debt service coverage ratio information was provided to the Certificate Administrator by the Master Servicer and the Certificate Administrator has not independently confirmed the accuracy of such information.

(2)	Anticipated Remaining Term and WAM are each calculated based upon the term from the current month to the earlier of the Anticipated Repayment Date, if applicable, and the Maturity Date.
(3)

Data in this table was calculated by allocating pro-rata the current loan information to the properties based upon the Cut Off Date Balance of each property as disclosed in the offering document. The Scheduled Balance Totals reflect the aggregate balances of all pooled loans as reported in the

CREFC Loan Periodic Update File. To the extent that the Scheduled Balance Total figure for the "State" and "Property" stratification tables is not equal to the sum of the scheduled balance figures for each state or property, the difference is explained by loans that have been modified into a split loan structure. The "State" and "Property" stratification tables do not include the balance of the subordinate note (sometimes called the B-piece or a "hope note") of a loan that has been modified into a split-loan structure. Rather, the scheduled balance for each state or property only reflects the balance of the senior note (sometimes called the A-piece) of a loan that has been modified into a split-loan structure.

© 2021 Computershare. All rights reserved. Confidential.													Page 8 of 30

			Current Mortgage Loan and Property Stratification

			State³
									Property Type³

	# Of	Scheduled	% Of			Weighted Avg
State				WAM²	WAC			# Of	Scheduled	% Of			Weighted Avg
	Properties	Balance	Agg. Bal.			DSCR¹	Property Type				WAM²	WAC
								Properties	Balance	Agg. Bal.			DSCR¹

Defeased	6	58,660,416.17	7.22%	45	5.2816	NAP
							Defeased	6	58,660,416.17	7.22%	45	5.2816	NAP
Alabama	2	16,622,531.96	2.05%	42	5.4708	1.963286
							Industrial	5	38,844,141.95	4.78%	46	4.9386	2.186429
Arkansas	1	4,344,141.95	0.53%	43	5.1100	1.377400
							Lodging	15	148,255,136.91	18.26%	45	5.3401	1.032658
California	11	110,515,950.69	13.61%	44	4.9252	1.823584
							Mixed Use	3	53,576,609.44	6.60%	45	4.9642	1.704542
Colorado	1	6,489,849.66	0.80%	45	5.1000	(1.331400)
							Mobile Home Park	10	24,171,191.68	2.98%	45	4.9000	1.283800
Florida	6	55,372,326.87	6.82%	44	5.2010	1.360628
							Multi-Family	8	18,818,455.03	2.32%	45	5.3190	1.576513
Georgia	1	8,223,755.85	1.01%	45	4.9500	1.889200
							Office	15	143,244,391.36	17.64%	26	4.9594	1.584308
Illinois	2	11,658,261.22	1.44%	44	4.5660	1.163469
							Other	1	24,000,000.00	2.96%	46	5.0200	1.431600
Louisiana	4	33,933,332.72	4.18%	41	4.8068	2.001111
							Retail	21	232,032,350.24	28.57%	43	4.9707	1.653718
Maryland	1	4,501,616.53	0.55%	46	5.1000	0.396100
							Self Storage	26	70,419,545.53	8.67%	45	4.5484	2.185788
Michigan	11	67,131,463.33	8.27%	45	4.8836	1.640161
							Totals	110	812,022,238.16	100.00%	41	5.0274	1.601856
Nevada	1	6,429,040.77	0.79%	45	4.6200	1.905500

New Jersey	2	19,076,609.44	2.35%	(1)	5.3800	0.695744

New York	5	55,502,544.67	6.84%	45	5.1532	1.262687

North Carolina	2	41,800,077.68	5.15%	45	5.2055	1.367174

Ohio	18	109,120,152.60	13.44%	45	5.1913	1.261849

Pennsylvania	2	31,770,396.27	3.91%	44	4.7985	1.328139

South Carolina	8	45,469,612.09	5.60%	44	5.0546	2.083008

Tennessee	13	39,278,290.92	4.84%	43	4.8245	1.818451

Texas	9	71,253,386.90	8.77%	21	4.8219	2.000129

Wisconsin	4	14,868,480.01	1.83%	44	4.6006	2.148384

Totals	110	812,022,238.16	100.00%	41	5.0274	1.601856

Note: Please refer to footnotes on the next page of the report.

© 2021 Computershare. All rights reserved. Confidential.													Page 9 of 30

				Current Mortgage Loan and Property Stratification

			Note Rate							Seasoning
		# Of	Scheduled	% Of			Weighted Avg		# Of	Scheduled	% Of			Weighted Avg
	Note Rate				WAM²	WAC		Seasoning				WAM²	WAC
		Loans	Balance	Agg. Bal.			DSCR¹		Loans	Balance	Agg. Bal.			DSCR¹
	Defeased	4	58,660,416.17	7.22%	45	5.2816	NAP	Defeased	4	58,660,416.17	7.22%	45	5.2816	NAP
	4.250% or less	2	36,808,086.53	4.53%	45	4.1602	2.094805	12 months or less	0	0.00	0.00%	0	0.0000	0.000000
	4.251% to 4.500%	1	10,100,000.00	1.24%	45	4.4950	2.769300	13 months to 24 months	0	0.00	0.00%	0	0.0000	0.000000
	4.501% to 4.750%	11	157,220,798.21	19.36%	34	4.6486	2.019714	25 months to 36 months	0	0.00	0.00%	0	0.0000	0.000000
	4.751% to 5.000%	13	139,906,803.61	17.23%	45	4.8902	1.976252	37 months to 48 months	0	0.00	0.00%	0	0.0000	0.000000
	5.001% to 5.250%	19	232,951,376.59	28.69%	44	5.1211	1.375191	49 months or greater	62	753,361,821.99	92.78%	41	5.0076	1.605686
	5.251% to 5.500%	9	84,901,002.70	10.46%	34	5.3286	1.379648	Totals	66	812,022,238.16	100.00%	41	5.0274	1.601856
	5.501% to 5.750%	7	91,473,754.35	11.26%	44	5.6151	0.798790
	5.751% or more	0	0.00	0.00%	0	0.0000	0.000000
	Totals	66	812,022,238.16	100.00%	41	5.0274	1.601856
(1)

Debt Service Coverage Ratios are updated periodically as new NOI figures become available from borrowers on an asset level. In all cases the most current DSCR provided by the Servicer is used. To the extent that no DSCR is provided by the Servicer, information from the offering document is used. The debt service coverage ratio information was provided to the Certificate Administrator by the Master Servicer and the Certificate Administrator has not independently confirmed the accuracy of such information.

(2)	Anticipated Remaining Term and WAM are each calculated based upon the term from the current month to the earlier of the Anticipated Repayment Date, if applicable, and the Maturity Date.
(3)

Data in this table was calculated by allocating pro-rata the current loan information to the properties based upon the Cut Off Date Balance of each property as disclosed in the offering document. The Scheduled Balance Totals reflect the aggregate balances of all pooled loans as reported in the

CREFC Loan Periodic Update File. To the extent that the Scheduled Balance Total figure for the "State" and "Property" stratification tables is not equal to the sum of the scheduled balance figures for each state or property, the difference is explained by loans that have been modified into a split loan structure. The "State" and "Property" stratification tables do not include the balance of the subordinate note (sometimes called the B-piece or a "hope note") of a loan that has been modified into a split-loan structure. Rather, the scheduled balance for each state or property only reflects the

	balance of the senior note (sometimes called the A-piece) of a loan that has been modified into a split-loan structure.

© 2021 Computershare. All rights reserved. Confidential.														Page 10 of 30

				Current Mortgage Loan and Property Stratification

		Anticipated Remaining Term (ARD and Balloon Loans)							Remaining Amortization Term (ARD and Balloon Loans)
	Anticipated	# Of	Scheduled	% Of			Weighted Avg	Remaining	# Of	Scheduled	% Of			Weighted Avg
					WAM²	WAC						WAM²	WAC
	Remaining Term	Loans	Balance	Agg. Bal.			DSCR¹	Amortization Term	Loans	Balance	Agg. Bal.			DSCR¹
	Defeased	4	58,660,416.17	7.22%	45	5.2816	NAP	Defeased	4	58,660,416.17	7.22%	45	5.2816	NAP
	60 months or less	62	753,361,821.99	92.78%	41	5.0076	1.605686	Interest Only	19	252,075,000.00	31.04%	34	4.9620	1.852816
61 months to 81 months		0	0.00	0.00%	0	0.0000	0.000000	240 months or less	2	25,702,810.47	3.17%	45	5.6208	0.379090
	82 months or greater	0	0.00	0.00%	0	0.0000	0.000000	241 months to 300 months	41	475,584,011.52	58.57%	44	4.9987	1.540990
	Totals	66	812,022,238.16	100.00%	41	5.0274	1.601856	301 months or greater	0	0.00	0.00%	0	0.0000	0.000000
								Totals	66	812,022,238.16	100.00%	41	5.0274	1.601856
(1)

Debt Service Coverage Ratios are updated periodically as new NOI figures become available from borrowers on an asset level. In all cases the most current DSCR provided by the Servicer is used. To the extent that no DSCR is provided by the Servicer, information from the offering document is used. The debt service coverage ratio information was provided to the Certificate Administrator by the Master Servicer and the Certificate Administrator has not independently confirmed the accuracy of such information.

(2)	Anticipated Remaining Term and WAM are each calculated based upon the term from the current month to the earlier of the Anticipated Repayment Date, if applicable, and the Maturity Date.
(3)

Data in this table was calculated by allocating pro-rata the current loan information to the properties based upon the Cut Off Date Balance of each property as disclosed in the offering document. The Scheduled Balance Totals reflect the aggregate balances of all pooled loans as reported in the

CREFC Loan Periodic Update File. To the extent that the Scheduled Balance Total figure for the "State" and "Property" stratification tables is not equal to the sum of the scheduled balance figures for each state or property, the difference is explained by loans that have been modified into a split loan structure. The "State" and "Property" stratification tables do not include the balance of the subordinate note (sometimes called the B-piece or a "hope note") of a loan that has been modified into a split-loan structure. Rather, the scheduled balance for each state or property only reflects the

	balance of the senior note (sometimes called the A-piece) of a loan that has been modified into a split-loan structure.

© 2021 Computershare. All rights reserved. Confidential.														Page 11 of 30

				Current Mortgage Loan and Property Stratification

			Age of Most Recent NOI						Remaining Stated Term (Fully Amortizing Loans)
	Age of Most	# Of	Scheduled	% Of			Weighted Avg	Age of Most	# Of	Scheduled	% Of	Weighted Avg
					WAM²	WAC					WAM²	WAC
	Recent NOI	Loans	Balance	Agg. Bal.			DSCR¹	Recent NOI	Loans	Balance	Agg. Bal.	DSCR¹
	Defeased	4	58,660,416.17	7.22%	45	5.2816	NAP			No outstanding loans in this group
Underwriter's Information		7	32,002,714.86	3.94%	20	4.7675	2.464744
	12 months or less	52	686,759,107.13	84.57%	44	5.0191	1.584763
	13 months to 24 months	2	19,600,000.00	2.41%	0	5.3333	0.440732
	25 months or greater	1	15,000,000.00	1.85%	(17)	4.5680	2.253000
	Totals	66	812,022,238.16	100.00%	41	5.0274	1.601856
(1)

Debt Service Coverage Ratios are updated periodically as new NOI figures become available from borrowers on an asset level. In all cases the most current DSCR provided by the Servicer is used. To the extent that no DSCR is provided by the Servicer, information from the offering document is used. The debt service coverage ratio information was provided to the Certificate Administrator by the Master Servicer and the Certificate Administrator has not independently confirmed the accuracy of such information.

(2)	Anticipated Remaining Term and WAM are each calculated based upon the term from the current month to the earlier of the Anticipated Repayment Date, if applicable, and the Maturity Date.
(3)

Data in this table was calculated by allocating pro-rata the current loan information to the properties based upon the Cut Off Date Balance of each property as disclosed in the offering document. The Scheduled Balance Totals reflect the aggregate balances of all pooled loans as reported in the

CREFC Loan Periodic Update File. To the extent that the Scheduled Balance Total figure for the "State" and "Property" stratification tables is not equal to the sum of the scheduled balance figures for each state or property, the difference is explained by loans that have been modified into a split loan structure. The "State" and "Property" stratification tables do not include the balance of the subordinate note (sometimes called the B-piece or a "hope note") of a loan that has been modified into a split-loan structure. Rather, the scheduled balance for each state or property only reflects the

	balance of the senior note (sometimes called the A-piece) of a loan that has been modified into a split-loan structure.

© 2021 Computershare. All rights reserved. Confidential.												Page 12 of 30

						Mortgage Loan Detail (Part 1)

					Interest						Original	Adjusted	Beginning	Ending	Paid
		Prop			Accrual	Gross	Scheduled	Scheduled	Principal Anticipated Maturity			Maturity	Scheduled	Scheduled	Through
Pros ID	Loan ID	Type	City	State	Type	Rate	Interest	Principal	Adjustments Repay Date		Date	Date	Balance	Balance	Date
1	610946537	OF	Fort Lauderdale	FL	Actual/360	5.160%	175,309.96	62,479.53	0.00	N/A	03/11/29	--	40,769,758.25	40,707,278.72	07/11/25
2	307331114	LO	Various	OH	Actual/360	5.600%	150,745.69	53,052.35	0.00	N/A	03/06/29	--	32,302,648.92	32,249,596.57	06/06/24
3	310946015	LO	Garden Grove	CA	Actual/360	5.253%	153,221.25	0.00	0.00	N/A	03/11/29	--	35,000,000.00	35,000,000.00	07/11/25
4	883100981	LO	Charlotte	NC	Actual/360	5.100%	134,315.28	55,717.14	0.00	N/A	04/06/29	--	31,603,596.00	31,547,878.86	07/06/25
5	300571942	IN	Akron	OH	Actual/360	4.917%	122,925.00	0.00	0.00	N/A	05/01/29	--	30,000,000.00	30,000,000.00	07/01/25
5A	300571945				Actual/360	4.917%	8,195.00	0.00	0.00	N/A	05/01/29	--	2,000,000.00	2,000,000.00	07/01/25
5B	300571948				Actual/360	4.917%	6,146.25	0.00	0.00	N/A	05/01/29	--	1,500,000.00	1,500,000.00	07/01/25
5C	300571947				Actual/360	4.917%	4,097.50	0.00	0.00	N/A	05/01/29	--	1,000,000.00	1,000,000.00	07/01/25
6	310949321	SS	Various	LA	Actual/360	4.755%	120,578.00	46,445.60	0.00	N/A	04/11/29	--	30,429,778.32	30,383,332.72	07/11/25
7	883100977	SS	Various	Various	Actual/360	4.140%	101,490.17	44,166.32	0.00	N/A	04/06/29	--	29,417,439.30	29,373,272.98	07/06/25
8	321770008	OF	Addison	TX	Actual/360	4.568%	57,100.00	0.00	0.00	N/A	02/06/24	--	15,000,000.00	15,000,000.00	03/06/24
8A	321770108				Actual/360	4.568%	11,420.00	0.00	0.00	N/A	02/06/24	--	3,000,000.00	3,000,000.00	03/06/24
8B	321770208				Actual/360	4.568%	38,066.67	0.00	0.00	N/A	02/06/24	--	10,000,000.00	10,000,000.00	03/06/24
9	310948940	MU	Sausalito	CA	Actual/360	4.750%	106,875.00	0.00	0.00	N/A	04/11/29	--	27,000,000.00	27,000,000.00	07/11/25
11	321770011	RT	Pittsburgh	PA	Actual/360	4.649%	95,041.00	33,860.71	0.00	N/A	03/06/29	--	24,529,348.23	24,495,487.52	07/06/25
12	321770012	MH	Various	Various	Actual/360	4.900%	39,534.89	13,537.78	0.00	N/A	04/06/29	--	9,682,014.45	9,668,476.67	07/06/25
12A	321770112				Actual/360	4.900%	39,534.89	13,537.78	0.00	N/A	04/06/29	--	9,682,014.45	9,668,476.67	07/06/25
12B	321770212				Actual/360	4.900%	19,767.45	6,768.89	0.00	N/A	04/06/29	--	4,841,007.08	4,834,238.19	07/06/25
13	600949315	RT	Livonia	MI	Actual/360	4.750%	97,770.83	0.00	0.00	N/A	04/11/29	--	24,700,000.00	24,700,000.00	07/11/25
14	307331120	98	Monsey	NY	Actual/360	5.020%	100,400.00	0.00	0.00	N/A	05/06/29	--	24,000,000.00	24,000,000.00	06/06/25
15	301741384	MU	Brooklyn	NY	Actual/360	5.180%	94,966.67	0.00	0.00	N/A	05/06/29	--	22,000,000.00	22,000,000.00	06/06/25
17	321770017	LO	Various	OH	Actual/360	5.570%	0.00	0.00	0.00	N/A	04/06/29	--	18,455,561.34	18,455,561.34	04/06/21
19	321770019	RT	Smyrna	TN	Actual/360	5.090%	81,351.35	30,098.59	0.00	N/A	01/06/29	--	19,179,100.12	19,149,001.53	07/06/25
20	301741373	IN	Landover	MD	Actual/360	4.850%	74,912.12	27,987.79	0.00	N/A	03/06/29	--	18,534,958.30	18,506,970.51	07/06/25
21	300571933	RT	Plano	TX	Actual/360	5.100%	78,404.02	23,399.04	0.00	N/A	04/06/29	--	18,448,004.48	18,424,605.44	07/06/25
22	321770022	Various Various		TX	Actual/360	5.150%	64,000.80	26,093.53	0.00	N/A	04/06/29	01/06/29	14,912,806.89	14,886,713.36	07/06/25
23	310948321	RT	Dublin	CA	Actual/360	4.970%	64,125.12	23,078.19	0.00	N/A	02/11/29	--	15,482,927.30	15,459,849.11	07/11/25
24	301741376	RT	Thousand Oaks	CA	Actual/360	5.030%	65,809.17	0.00	0.00	N/A	03/06/29	--	15,700,000.00	15,700,000.00	07/06/25

© 2021 Computershare. All rights reserved. Confidential.															Page 13 of 30

						Mortgage Loan Detail (Part 1)

					Interest						Original	Adjusted	Beginning	Ending	Paid
		Prop			Accrual	Gross	Scheduled	Scheduled	Principal Anticipated Maturity			Maturity	Scheduled	Scheduled	Through
Pros ID	Loan ID	Type	City	State	Type	Rate	Interest	Principal	Adjustments Repay Date		Date	Date	Balance	Balance	Date
25	301741385	RT	Visalia	CA	Actual/360	5.890%	69,788.02	22,048.98	0.00	N/A	05/06/29	--	14,218,272.07	14,196,223.09	07/06/25
26	883100980	OF	Various	OH	Actual/360	4.590%	54,172.60	23,658.53	0.00	N/A	04/06/29	--	14,162,771.90	14,139,113.37	07/06/25
27	883100964	OF	Waukesha	WI	Actual/360	4.627%	54,304.83	22,062.66	0.00	N/A	03/06/29	--	14,083,811.94	14,061,749.28	07/06/25
28	301741381	OF	Newark	NJ	Actual/360	5.440%	0.00	0.00	0.00	N/A	04/06/24	--	14,500,000.00	14,500,000.00	06/06/22
29	883100967	RT	Lexington	SC	Actual/360	4.540%	49,920.66	20,966.61	0.00	N/A	03/06/29	--	13,194,887.72	13,173,921.11	07/06/25
30	321770030	RT	Montgomery	AL	Actual/360	5.640%	60,580.37	17,261.14	0.00	N/A	01/06/29	--	12,889,440.76	12,872,179.62	07/06/25
31	300571929	RT	North Charleston	SC	Actual/360	4.980%	51,807.25	19,695.35	0.00	N/A	03/06/29	--	12,483,675.06	12,463,979.71	07/06/25
32	307331115	RT	Richmond	VA	Actual/360	5.400%	49,942.83	27,897.80	0.00	N/A	04/06/29	01/06/29	11,098,407.01	11,070,509.21	07/06/25
33	301741379	RT	Utica	MI	Actual/360	4.900%	44,811.64	19,937.02	0.00	N/A	04/06/29	--	10,974,279.37	10,954,342.35	07/06/25
34	300571926	RT	Cary	NC	Actual/360	5.530%	47,324.12	17,048.89	0.00	N/A	03/06/29	--	10,269,247.71	10,252,198.82	07/06/25
35	410949008	RT	Fort Worth	TX	Actual/360	4.495%	37,832.92	0.00	0.00	N/A	04/11/29	--	10,100,000.00	10,100,000.00	07/11/25
36	600947709	RT	Various	TN	Actual/360	5.160%	36,713.52	13,249.60	0.00	N/A	01/11/29	--	8,538,027.63	8,524,778.03	07/11/25
37	300571934	LO	Canton	GA	Actual/360	4.950%	33,984.27	14,855.68	0.00	N/A	04/06/29	--	8,238,611.53	8,223,755.85	07/06/25
38	300571932	LO	Odessa	TX	Actual/360	5.750%	34,862.13	28,325.39	0.00	N/A	04/06/29	--	7,275,574.52	7,247,249.13	10/06/22
39	410947388	RT	Eustis	FL	Actual/360	5.400%	35,850.69	13,676.33	0.00	N/A	01/11/29	--	7,966,819.08	7,953,142.75	01/11/24
41	300571936	OF	Upper Merion	PA	Actual/360	5.300%	32,178.80	10,857.31	0.00	N/A	04/06/29	--	7,285,766.06	7,274,908.75	07/06/25
42	300571937	RT	Peoria	IL	Actual/360	4.240%	26,310.82	11,646.33	0.00	N/A	04/06/29	--	7,446,459.88	7,434,813.55	07/06/25
43	600948934	SS	Royal Oak	MI	Actual/360	5.190%	29,939.44	9,826.32	0.00	N/A	04/11/29	--	6,922,413.81	6,912,587.49	07/11/25
44	321770044	LO	Colorado Springs	CO	Actual/360	5.100%	27,630.57	11,461.81	0.00	N/A	04/06/29	--	6,501,311.47	6,489,849.66	07/06/25
45	410948992	OF	Reno	NV	Actual/360	4.620%	24,798.77	12,197.73	0.00	N/A	04/11/29	--	6,441,238.50	6,429,040.77	07/11/25
46	321770046	MF	Various	SC	Actual/360	5.745%	29,084.86	9,701.62	0.00	N/A	04/06/29	--	6,075,167.39	6,065,465.77	07/06/25
47	300571930	LO	Greenville	SC	Actual/360	5.270%	25,817.89	10,155.91	0.00	N/A	03/06/29	--	5,878,837.36	5,868,681.45	07/06/25
49	321770049	MF	Various	Various	Actual/360	4.600%	20,053.78	9,935.92	0.00	N/A	04/06/29	--	5,231,422.08	5,221,486.16	07/06/25
50	416000258	OF	Brooklyn	NY	Actual/360	5.250%	22,664.27	9,363.54	0.00	N/A	08/01/28	--	5,180,405.11	5,171,041.57	07/01/25
51	600946126	OF	Cleveland	OH	Actual/360	5.250%	21,161.53	8,381.37	0.00	N/A	03/11/29	--	4,836,921.07	4,828,539.70	07/11/25
52	883100965	RT	Burbank	CA	Actual/360	5.030%	21,377.50	0.00	0.00	N/A	03/06/29	--	5,100,000.00	5,100,000.00	07/06/25
53	300571931	MU	Fair Lawn	NJ	Actual/360	5.190%	19,821.97	6,505.71	0.00	N/A	04/06/29	--	4,583,115.15	4,576,609.44	07/06/25
54	307331121	OF	Hanover	MD	Actual/360	5.100%	19,161.20	6,900.39	0.00	N/A	05/06/29	--	4,508,516.92	4,501,616.53	07/06/25

© 2021 Computershare. All rights reserved. Confidential.															Page 14 of 30

						Mortgage Loan Detail (Part 1)

					Interest						Original	Adjusted	Beginning	Ending	Paid
		Prop			Accrual	Gross	Scheduled	Scheduled	Principal Anticipated Maturity			Maturity	Scheduled	Scheduled	Through
Pros ID	Loan ID	Type	City	State	Type	Rate	Interest	Principal	Adjustments Repay Date		Date	Date	Balance	Balance	Date
55	307331113	MF	Binghamton	NY	Actual/360	5.640%	20,391.63	7,141.20	0.00	N/A	02/06/29	--	4,338,644.30	4,331,503.10	07/06/25
56	600949123	RT	North Charleston	SC	Actual/360	5.300%	20,868.75	0.00	0.00	N/A	01/11/29	--	4,725,000.00	4,725,000.00	07/11/25
57	883100960	RT	Round Lake Beach	IL	Actual/360	5.140%	18,122.61	7,511.67	0.00	N/A	02/06/29	--	4,230,959.34	4,223,447.67	07/06/25
58	883100963	IN	Little Rock	AR	Actual/360	5.110%	18,524.08	5,936.32	0.00	N/A	02/06/29	--	4,350,078.27	4,344,141.95	07/06/25
59	410947962	OF	Sarasota	FL	Actual/360	5.480%	16,609.67	6,051.72	0.00	N/A	04/11/29	--	3,637,154.39	3,631,102.67	07/11/25
60	410949181	SS	Saraland	AL	Actual/360	4.890%	15,305.64	5,634.06	0.00	N/A	03/11/29	--	3,755,986.40	3,750,352.34	07/11/25
61	321770061	RT	Houma	LA	Actual/360	5.250%	15,531.25	0.00	0.00	N/A	02/06/26	--	3,550,000.00	3,550,000.00	07/06/25
62	307331118	LO	Boiling Springs	SC	Actual/360	5.400%	14,300.63	5,352.95	0.00	N/A	04/06/29	--	3,177,917.00	3,172,564.05	07/06/25
63	321770063	MF	Ann Arbor	MI	Actual/360	5.250%	14,000.00	0.00	0.00	N/A	04/06/29	--	3,200,000.00	3,200,000.00	07/06/25
64	600947148	RT	Harlingen	TX	Actual/360	5.460%	12,650.40	4,703.75	0.00	N/A	02/11/29	--	2,780,306.78	2,775,603.03	07/11/25
Totals							3,254,305.99	880,172.85	0.00				812,902,411.01	812,022,238.16
1 Property Type Codes
HC - Health Care		MU - Mixed Use		WH - Warehouse		MF - Multi-Family
SS - Self Storage		LO - Lodging		RT - Retail		SF - Single Family Rental
98 - Other		IN - Industrial		OF - Office		MH - Mobile Home Park
SE - Securities		CH - Cooperative Housing		ZZ - Missing Information/Undefined

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					Mortgage Loan Detail (Part 2)

			Most Recent Most Recent Appraisal							Cumulative	Current
	Most Recent	Most Recent	NOI Start	NOI End	Reduction	Appraisal	Cumulative	Current P&I	Cumulative P&I	Servicer	NRA/WODRA
Pros ID	Fiscal NOI	NOI	Date	Date	Date	Reduction Amount	ASER	Advances	Advances	Advances	from Principal	Defease Status
1	5,304,365.95	1,062,507.44	01/01/25	03/31/25	--	0.00	0.00	0.00	0.00	0.00	0.00
2	1,723,360.84	0.00	--	--	01/13/25	0.00	0.00	203,397.76	2,647,585.82	0.00	0.00
3	18,088,114.87	17,529,782.56	04/01/24	03/31/25	--	0.00	0.00	0.00	0.00	0.00	0.00
4	4,738,225.55	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
5	5,743,278.00	1,447,619.00	01/01/25	03/31/25	--	0.00	0.00	0.00	0.00	0.00	0.00
5A	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
5B	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
5C	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
6	4,081,999.53	1,024,312.88	01/01/25	03/31/25	--	0.00	0.00	0.00	0.00	0.00	0.00
7	8,879,226.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
8	12,529,602.00	12,184,951.00	04/01/22	03/31/23	--	0.00	0.00	56,949.13	926,162.31	0.00	0.00
8A	0.00	0.00	--	--	--	0.00	0.00	11,389.83	185,232.46	0.00	0.00
8B	0.00	0.00	--	--	--	0.00	0.00	37,966.09	617,441.68	0.00	0.00
9	2,760,228.83	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
11	6,668,028.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
12	4,487,597.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
12A	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
12B	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
13	2,361,300.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
14	2,443,518.75	610,879.45	01/01/25	03/31/25	--	0.00	0.00	100,300.00	100,300.00	0.00	0.00
15	999,802.69	303,115.22	01/01/25	03/31/25	--	0.00	0.00	94,875.00	94,875.00	2,087.30	0.00
17	0.00	531,370.00	01/01/24	09/30/24	08/11/23	5,279,441.70	467,264.09	(228.70)	5,119,497.17	0.00	0.00
19	2,499,376.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
20	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
21	1,818,632.42	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
22	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
23	1,428,722.05	414,739.80	01/01/25	03/31/25	--	0.00	0.00	0.00	0.00	0.00	0.00
24	1,181,683.93	306,846.22	01/01/25	03/31/25	--	0.00	0.00	0.00	0.00	0.00	0.00

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					Mortgage Loan Detail (Part 2)

			Most Recent Most Recent Appraisal							Cumulative	Current
	Most Recent	Most Recent	NOI Start	NOI End	Reduction	Appraisal	Cumulative	Current P&I	Cumulative P&I	Servicer	NRA/WODRA
Pros ID	Fiscal NOI	NOI	Date	Date	Date	Reduction Amount	ASER	Advances	Advances	Advances	from Principal	Defease Status
25	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
26	1,935,275.06	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
27	2,450,753.79	556,040.47	01/01/25	03/31/25	--	0.00	0.00	0.00	0.00	0.00	0.00
28	354,860.49	0.00	--	--	12/11/24	10,893,997.79	765,816.43	(179.68)	1,163,098.63	2,898,464.31	0.00
29	2,006,286.06	401,552.26	01/01/25	03/31/25	--	0.00	0.00	0.00	0.00	0.00	0.00
30	1,119,461.02	374,303.00	01/01/25	03/31/25	--	0.00	0.00	0.00	0.00	0.00	0.00
31	1,682,957.21	680,939.56	01/01/25	03/31/25	--	0.00	0.00	0.00	0.00	0.00	0.00
32	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
33	1,364,775.97	307,858.07	01/01/25	03/31/25	--	0.00	0.00	0.00	0.00	0.00	0.00
34	1,447,525.39	310,686.18	01/01/25	03/31/25	--	0.00	0.00	0.00	0.00	0.00	0.00
35	1,286,430.92	333,647.48	01/01/25	03/31/25	--	0.00	0.00	0.00	0.00	0.00	0.00
36	864,575.56	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
37	1,076,798.15	1,231,624.80	04/01/24	03/31/25	--	0.00	0.00	0.00	0.00	0.00	0.00
38	1,089,569.66	0.00	--	--	12/11/24	1,799,638.60	184,617.98	54,481.59	1,899,783.97	0.00	0.00
39	1,080,828.00	412,743.60	01/01/24	09/30/24	07/11/25	1,331,195.79	6,700.73	43,443.47	884,175.01	126,611.28	0.00
41	861,240.49	212,032.35	01/01/25	03/31/25	--	0.00	0.00	0.00	0.00	0.00	0.00
42	654,950.55	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
43	777,249.77	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
44	0.00	(145,652.00)	01/01/25	03/31/25	--	0.00	0.00	0.00	0.00	0.00	0.00
45	756,307.56	216,181.75	01/01/25	03/31/25	--	0.00	0.00	0.00	0.00	0.00	0.00
46	694,263.69	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
47	1,133,794.74	942,637.20	10/01/23	09/30/24	--	0.00	0.00	0.00	0.00	0.00	0.00
49	649,707.86	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
50	650,225.68	166,190.69	01/01/25	03/31/25	--	0.00	0.00	0.00	0.00	0.00	0.00
51	737,574.00	179,384.00	01/01/25	03/31/25	--	0.00	0.00	0.00	0.00	0.00	0.00
52	470,363.03	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
53	1,069,335.53	234,887.40	01/01/25	03/31/25	--	0.00	0.00	0.00	0.00	0.00	0.00
54	150,936.56	57,007.23	01/01/25	03/31/25	--	0.00	0.00	0.00	0.00	0.00	0.00

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					Mortgage Loan Detail (Part 2)

			Most Recent Most Recent Appraisal							Cumulative	Current
	Most Recent	Most Recent	NOI Start	NOI End	Reduction	Appraisal	Cumulative	Current P&I	Cumulative P&I	Servicer	NRA/WODRA
Pros ID	Fiscal NOI	NOI	Date	Date	Date	Reduction Amount	ASER	Advances	Advances	Advances	from Principal	Defease Status
55	379,571.18	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
56	458,456.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
57	387,679.41	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
58	428,359.13	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
59	593,397.39	155,243.41	01/01/25	03/31/25	--	0.00	0.00	0.00	0.00	0.00	0.00
60	806,815.24	220,872.17	01/01/25	03/31/25	--	0.00	0.00	0.00	0.00	0.00	0.00
61	352,696.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
62	574,385.20	537,832.04	04/01/24	03/31/25	--	0.00	0.00	0.00	0.00	0.00	0.00
63	451,654.76	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
64	284,081.00	288,822.00	04/01/24	03/31/25	--	0.00	0.00	0.00	0.00	0.00	0.00
Totals	118,820,204.46	43,090,957.23				19,304,273.88	1,424,399.23	602,394.48	13,638,152.05	3,027,162.89	0.00

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Principal Prepayment Detail
			Unscheduled Principal	Prepayment Penalties
Pros ID	Loan Number	Amount	Prepayment / Liquidation Code	Prepayment Premium Amount	Yield Maintenance Amount
No principal prepayments this period
Note: Principal Prepayment Amount listed here may include Principal Adjustment Amounts on the loan in addition to the Unscheduled Principal Amount.

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								Historical Detail

						Delinquencies¹								Prepayments			Rate and Maturities
		30-59 Days		60-89 Days		90 Days or More		Foreclosure		REO		Modifications		Curtailments		Payoff	Next Weighted Avg.
Distribution
	#	Balance	#	Balance	#	Balance	#	Balance	#	Balance	#	Balance	#	Amount	#	Amount	Coupon	Remit	WAM¹
Date
07/17/25	0	0.00	0	0.00	4	65,905,549.79	4	65,905,549.79	1	14,500,000.00	0	0.00	0	0.00	0	0.00	5.027436%	4.973579%	41
06/17/25	1	4,508,516.92	0	0.00	4	66,000,603.86	4	66,000,603.86	1	14,500,000.00	0	0.00	0	0.00	0	0.00	5.027473%	4.973622%	42
05/16/25	0	0.00	0	0.00	4	66,087,853.89	4	66,087,853.89	1	14,500,000.00	0	0.00	0	0.00	0	0.00	5.027505%	4.973661%	43
04/17/25	0	0.00	0	0.00	4	66,182,058.61	4	66,182,058.61	1	14,500,000.00	0	0.00	0	0.00	0	0.00	5.027541%	4.973704%	44
03/17/25	0	0.00	0	0.00	4	66,268,435.21	4	66,268,435.21	1	14,500,000.00	0	0.00	0	0.00	0	0.00	5.027572%	4.973741%	45
02/18/25	0	0.00	0	0.00	4	66,376,610.82	4	66,376,610.82	1	14,500,000.00	0	0.00	0	0.00	0	0.00	5.027615%	4.973793%	46
01/17/25	0	0.00	0	0.00	4	66,462,051.27	4	66,462,051.27	1	14,500,000.00	0	0.00	1	0.02	0	0.00	5.027646%	4.973830%	47
12/17/24	0	0.00	0	0.00	4	66,547,080.37	3	58,501,846.31	1	14,500,000.00	0	0.00	0	0.00	0	0.00	5.027676%	4.973866%	48
11/18/24	0	0.00	0	0.00	4	66,639,145.84	3	58,580,648.00	1	14,500,000.00	0	0.00	0	0.00	0	0.00	5.027710%	4.973907%	49
10/18/24	0	0.00	0	0.00	4	66,723,322.51	3	58,652,825.46	1	14,500,000.00	0	0.00	0	0.00	0	0.00	5.027739%	4.973942%	50
09/17/24	0	0.00	0	0.00	4	66,814,566.88	3	58,730,919.22	1	14,500,000.00	0	0.00	0	0.00	0	0.00	5.027773%	4.969593%	51
08/16/24	0	0.00	0	0.00	4	66,897,899.17	3	58,802,368.71	1	14,500,000.00	0	0.00	0	0.00	0	0.00	5.027802%	4.969626%	52
(1) Foreclosure and REO Totals are included in the delinquencies aging categories.

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					Delinquency Loan Detail
		Paid		Mortgage			Outstanding		Servicing	Resolution
		Through	Months	Loan	Current P&I	Outstanding P&I	Servicer	Actual Principal	Transfer	Strategy	Bankruptcy	Foreclosure
Pros ID	Loan ID	Date	Delinquent	Status¹	Advances	Advances	Advances	Balance	Date	Code²	Date	Date	REO Date
2	307331114	06/06/24	12	6	203,397.76	2,647,585.82	0.00	32,895,649.67	05/08/20	98		12/15/23
8	321770008	03/06/24	15	5	56,949.13	926,162.31	0.00	15,000,000.00	09/12/23	13
8A	321770108	03/06/24	15	5	11,389.83	185,232.46	0.00	3,000,000.00	09/12/23	13
8B	321770208	03/06/24	15	5	37,966.09	617,441.68	0.00	10,000,000.00	09/12/23	13
14	307331120	06/06/25	0	B	100,300.00	100,300.00	0.00	24,000,000.00
15	301741384	06/06/25	0	B	94,875.00	94,875.00	2,087.30	22,000,000.00
17	321770017	04/06/21	50	6	(228.70)	5,119,497.17	1,555,356.57	20,332,778.23	05/05/20	3	09/01/23	08/01/22
28	301741381	06/06/22	36	5	(179.68)	1,163,098.63	2,954,642.81	14,500,000.00	05/07/20	7			02/23/24
38	300571932	10/06/22	32	6	54,481.59	1,899,783.97	600.00	8,098,054.24	09/16/20	98		12/05/23
39	410947388	01/11/24	17	6	43,443.47	884,175.01	330,379.99	8,181,996.69	10/06/22	2		11/01/24
Totals					602,394.48	13,638,152.05	4,843,066.67	158,008,478.83
1 Mortgage Loan Status							2 Resolution Strategy Code
A - Payment Not Received But Still in Grace Period 0 - Current				4 - Performing Matured Balloon			1 - Modification		6 - DPO		10 - Deed in Lieu of Foreclosures
B - Late Payment But Less Than 30 days			1 - 30-59 Days Delinquent	5 - Non Performing Matured Balloon			2 - Foreclosure		7 - REO		11- Full Payoff
Delinquent							3 - Bankruptcy		8 - Resolved		12 - Reps and Warranties
			2 - 60-89 Days Delinquent	6 - 121+ Days Delinquent
							4 - Extension		9 - Pending Return to Master Servicer		13 -	TBD
			3 - 90-120 Days Delinquent
							5 - Note Sale		98 - Other

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				Collateral Stratification and Historical Detail
Maturity Dates and Loan Status¹

		Total	Performing	Non-Performing	REO/Foreclosure

Past Maturity		42,500,000	0	28,000,000		14,500,000
0 - 6 Months		0	0	0		0
7 - 12 Months		3,550,000	3,550,000	0		0
13 - 24 Months		0	0	0		0
25 - 36 Months		0	0	0		0
37 - 48 Months		765,972,238	700,066,688	0		65,905,550
49 - 60 Months		0	0	0		0
> 60 Months		0	0	0		0

Historical Delinquency Information

	Total	Current	30-59 Days	60-89 Days	90+ Days	REO/Foreclosure

Jul-25	812,022,238	703,616,688	0	0	85,952,407	22,453,143
Jun-25	812,902,411	699,893,290	4,508,517	0	86,033,785	22,466,819
May-25	813,703,171	705,115,317	0	0	86,108,611	22,479,243
Apr-25	814,576,285	705,894,227	0	0	86,189,257	22,492,802
Mar-25	815,369,783	706,601,348	0	0	86,263,330	22,505,105
Feb-25	816,388,083	707,511,472	0	0	53,843,133	55,033,477
Jan-25	817,173,719	708,211,668	0	0	53,869,611	55,092,440
Dec-24	817,955,947	708,908,867	0	0	61,941,192	47,105,888
Nov-24	818,811,203	709,672,057	0	0	61,981,861	47,157,285
Oct-24	819,586,328	710,363,006	0	0	62,019,942	47,203,380
Sep-24	820,434,739	711,120,172	0	0	62,060,242	47,254,325
Aug-24	821,202,821	711,804,922	0	0	54,551,092	54,846,807
(1) Maturity dates used in this chart are based on the dates provided by the Master Servicer in the Loan Periodic File.

© 2021 Computershare. All rights reserved. Confidential.							Page 22 of 30

			Specially Serviced Loan Detail - Part 1
		Ending Scheduled				Net Operating				Remaining
Pros ID	Loan ID	Balance	Actual Balance	Appraisal Value	Appraisal Date	Income	DSCR	DSCR Date	Maturity Date	Amort Term
2	307331114	32,249,596.57	32,895,649.67	45,500,000.00	11/26/24	1,152,641.85	0.47130	12/31/24	03/06/29	283
8	321770008	15,000,000.00	15,000,000.00	216,000,000.00	03/12/25	10,956,822.00	2.25300	03/31/23	02/06/24	I/O
8A	321770108	3,000,000.00	3,000,000.00	216,000,000.00	03/12/25	20,069,448.80	3.86000	--	02/06/24	I/O
8B	321770208	10,000,000.00	10,000,000.00	216,000,000.00	03/12/25	20,069,448.80	3.86000	--	02/06/24	I/O
17	321770017	18,455,561.34	20,332,778.23	20,800,000.00	06/14/23	310,031.50	0.04970	09/30/24	04/06/29	194
28	301741381	14,500,000.00	14,500,000.00	9,800,000.00	11/04/24	3,627.12	0.00450	12/31/23	04/06/24	I/O
38	300571932	7,247,249.13	8,098,054.24	9,400,000.00	10/25/24	923,513.66	1.21790	12/31/24	04/06/29	164
39	410947388	7,953,142.75	8,181,996.69	8,700,000.00	05/24/25	370,559.10	0.83130	09/30/24	01/11/29	281
Totals		108,405,549.79	112,008,478.83	742,200,000.00		53,856,092.83

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					Specially Serviced Loan Detail - Part 2

				Servicing
		Property		Transfer	Resolution
Pros ID	Loan ID	Type¹	State	Date	Strategy Code²	Special Servicing Comments
2	307331114	LO	OH	05/08/20	98

The loan transferred to special servicing in May 2020 due to a borrower-declared imminent monetary default as a result of COVID-19. The loan subsequently went into payment default beginning with the May 2020 payment. Special Servicer and the borrower part ies engaged in discussions relating to a forbearance agreement but the Borrower failed to enter into an agreement. Court-appointed receiver in place. The asset was marketed for sale and all offers are currently under evaluation.

8	321770008	OF	TX	09/12/23	13

7.1.2025: Loan transferred to Special Servicing 9/12/2023 for Imminent Monetary Default related to loan maturity. Loan is secured by a three tower, 1,079,511 sf, office complex in Addison, Texas. A court appointed receiver was procured in May

2024. M ezz lender conducted a UCC foreclosure in May 2024. Thereafter, discussions relative to a potential maturity date extension commenced with a non-binding term sheet executed. Just prior to earnest money going hard, the mezz lender proffered revised tr ansaction terms which were declined. Special Servicer is currently discussing a potential extension/assumption of the debt with a third party while also exploring taking the asset to market via a receivership sale in the near future. Mezz lender is also actively trying to negotiate acceptable terms. The Receiver continues to focus on outstanding lease renewals as well as potential new leases. Property is 72.6% occupied as of 06/30/2025.

8A	321770108	Various	Various	09/12/23	13

7.1.2025: Loan transferred to Special Servicing 9/12/2023 for Imminent Monetary Default related to loan maturity. Loan is secured by a three tower, 1,079,511 sf, office complex in Addison, Texas. A court appointed receiver was procured in May

2024. M ezz lender conducted a UCC foreclosure in May 2024. Thereafter, discussions relative to a potential maturity date extension commenced with a non-binding term sheet executed. Just prior to earnest money going hard, the mezz lender proffered revised tr ansaction terms which were declined. Special Servicer is currently discussing a potential extension/assumption of the debt with a third party while also exploring taking the asset to market via a receivership sale in the near future. Mezz lender is also actively trying to negotiate acceptable terms. The Receiver continues to focus on outstanding lease renewals as well as potential new leases. Property is 72.6% occupied as of 06/30/2025.

8B	321770208	Various	Various	09/12/23	13

7.1.2025: Loan transferred to Special Servicing 9/12/2023 for Imminent Monetary Default related to loan maturity. Loan is secured by a three tower, 1,079,511 sf, office complex in Addison, Texas. A court appointed receiver was procured in May

2024. M ezz lender conducted a UCC foreclosure in May 2024. Thereafter, discussions relative to a potential maturity date extension commenced with a non-binding term sheet executed. Just prior to earnest money going hard, the mezz lender proffered revised tr ansaction terms which were declined. Special Servicer is currently discussing a potential extension/assumption of the debt with a third party while also exploring taking the asset to market via a receivership sale in the near future. Mezz lender is also actively trying to negotiate acceptable terms. The Receiver continues to focus on outstanding lease renewals as well as potential new leases. Property is 72.6% occupied as of 06/30/2025.

17	321770017	LO	OH	05/05/20	3

Loan transferred due to Payment Default as a result of the Covid-19 pandemic. Special Servicer has commenced foreclosure process. Borrower received court approval and has put a limited receiver into the Hampton Inn to supervise contractor work. Court has granted Lender's request for a Receivership and Janus is now acting in that capacity. Presently addressing PIP completion and CapEx needs of hotels, plus branding - Borrower let Best Western flag expire. Borrower put three of five hotels into Chapter 11 b ankruptcy protection. Lender has brought suit under the Guaranty and Guarantor has answered; MSJ filed and Borrower has opposed. Lender restarted foreclosure process on two hotels that are not in bankruptcy;

Receiver is selling one hotel. Borrower has sti pulated to the US Trustee's appointment of an examiner; Patricia Fugee has been appointed. Lender has made initial communication with Examiner. Borrower has put last remaining hotel, currently

	operated by the Receiver, into Chapter 11.

28	301741381	OF	NJ	05/07/20	7

The property became REO in Nov-24. Newmark was retained to handle management and leasing. The property is currently 47% occupied. Cushman & Wakefield engaged to market the property for sale. Special Servicer is currently assessing

	the disposition strategy as of 6/15/2025.

© 2021 Computershare. All rights reserved. Confidential.						Page 24 of 30

Specially Serviced Loan Detail - Part 2

Servicing
		Property		Transfer	Resolution
Pros ID	Loan ID	Type¹	State	Date	Strategy Code²	Special Servicing Comments
38	300571932	LO	TX	09/16/20	98

The Loan transferred due to COVID-related issues. Receivership order entered. Special Servicer continues to evaluate the collateral. Next steps are being discussed with counsel. Updated Phase I has been requested.

39	410947388	RT	FL	10/06/22	2

Loan transferred to SS on 10/17/22 for imminent monetary default. A Forbearance Agreement was entered into on 1/31/2024 providing the Borrower through 4/30/2024 to bring the Loan current and implement cash management. The Borrower was unable to bring th e Loan current through 4/30/2024. Borrower has not made any substantive offers to bring Loan current. Foreclosure complaint filed 11/1/2024. Litigation ongoing. Receiver was appointed 4/16/2025. Lender is working with counsel to file a motion for summary judgment to take title.

1 Property Type Codes						2 Resolution Strategy Code
HC - Health Care			MU - Mixed Use		WH - Warehouse	1 - Modification	6 - DPO	10 - Deed in Lieu of Foreclosures
MF - Multi-Family			SS - Self Storage		LO - Lodging	2 - Foreclosure	7 - REO	11- Full Payoff
RT - Retail			SF - Single Family Rental		98 - Other	3 - Bankruptcy	8 - Resolved	12 - Reps and Warranties
IN - Industrial			OF - Office		MH - Mobile Home Park	4 - Extension	9 - Pending Return to Master Servicer	13 - TBD
SE - Securities			CH - Cooperative Housing		ZZ - Missing Information/Undefined	5 - Note Sale	98 - Other

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				Modified Loan Detail
		Pre-Modification		Post-Modification				Modification	Modification
						Modification	Modification Booking	Closing	Effective
		Balance	Rate	Balance	Rate
Pros ID	Loan Number					Code¹	Date	Date	Date
23	310948321	16,300,000.00	4.97000%	16,300,000.00 4.97000%		10	08/12/20	04/11/20	09/11/20
39	410947388	8,626,784.99	5.40000%	8,626,784.99 5.40000%		10	08/10/20	08/10/20	--
39	410947388	8,595,819.00	5.40000%	8,595,819.00 5.40000%		10	10/01/20	10/01/20	12/11/20
39	410947388	0.00	5.40000%	0.00	5.40000%	10	01/31/24	10/01/20	12/11/20
Totals		24,895,819.00		24,895,819.00
1 Modification Codes
1 - Maturity Date Extension		5 - Temporary Rate Reduction	8 - Other
2 - Amortization Change		6 - Capitalization on Interest	9 - Combination
3 - Principal Write-Off		7 - Capitalization on Taxes	10 - Forbearance
Note: Please refer to Servicer Reports for modification comments.

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					Historical Liquidated Loan Detail

			Loan		Gross Sales					Current		Loss to Loan	Percent of
			Beginning	Most Recent	Proceeds or	Fees,	Net Proceeds	Net Proceeds		Period	Cumulative	with	Original
	Loan		Scheduled	Appraised	Other	Advances,	Received on	Available for	Realized Loss	Adjustment to	Adjustment to	Cumulative	Loan
Pros ID¹	Number	Dist.Date	Balance	Value or BPO	Proceeds	and Expenses	Liquidation	Distribution	to Loan	Loan	Loan	Adjustment	Balance
10	321770010	03/17/22	5,000,000.00	326,000,000.00	5,063,626.59	63,626.59	5,063,626.59	5,000,000.00	0.00	0.00	0.00	0.00	0.00%
10A	321770110	03/17/22	10,000,000.00	326,000,000.00	10,116,315.66	116,315.66	10,116,315.66	10,000,000.00	0.00	0.00	0.00	0.00	0.00%
10B	321770210	03/17/22	5,000,000.00	326,000,000.00	5,059,980.75	59,980.75	5,059,980.75	5,000,000.00	0.00	0.00	0.00	0.00	0.00%
10C	321770310	03/17/22	5,000,000.00	326,000,000.00	5,059,980.75	59,980.75	5,059,980.75	5,000,000.00	0.00	0.00	0.00	0.00	0.00%
48	321770048	06/17/21	5,765,359.42	3,900,000.00	4,340,106.13	647,735.24	4,340,106.13	3,692,370.89	2,072,988.53	0.00	209,202.06	1,863,786.47	31.06%
Current Period Totals			0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
Cumulative Totals			30,765,359.42	1,307,900,000.00	29,640,009.88	947,638.99	29,640,009.88	28,692,370.89	2,072,988.53	0.00	209,202.06	1,863,786.47

Note: Fees, Advances and Expenses also include outstanding P & I advances and unpaid fees (servicing, trustee, etc.).

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				Historical Bond / Collateral Loss Reconciliation Detail
			Certificate	Reimb of Prior
			Interest Paid	Realized Losses		Loss Covered by					Total Loss
			from Collateral	from Collateral	Aggregate	Credit	Loss Applied to	Loss Applied to	Non-Cash	Realized Losses	Applied to
	Loan	Distribution	Principal	Interest	Realized Loss to	Support/Deal	Certificate	Certificate	Principal	from	Certificate
Pros ID	Number	Date	Collections	Collections	Loan	Structure	Interest Payment	Balance	Adjustment	NRA/WODRA	Balance
10	321770010	03/17/22	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
10A	321770110	03/17/22	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
10B	321770210	03/17/22	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
10C	321770310	03/17/22	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
48	321770048	01/17/25	0.00	0.00	1,863,786.47	0.00	0.00	(159.00)	0.00	0.00	1,863,786.47
		03/15/24	0.00	0.00	1,863,945.47	0.00	0.00	(4,508.00)	0.00	0.00
		09/15/23	0.00	0.00	1,868,453.47	0.00	0.00	(411.00)	0.00	0.00
		04/17/23	0.00	0.00	1,868,864.47	0.00	0.00	(204,124.06)	0.00	0.00
		06/17/21	0.00	0.00	2,072,988.53	0.00	0.00	2,072,988.53	0.00	0.00
Current Period Totals			0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
Cumulative Totals			0.00	0.00	1,863,786.47	0.00	0.00	1,863,786.47	0.00	0.00	1,863,786.47

© 2021 Computershare. All rights reserved. Confidential.											Page 28 of 30

			Interest Shortfall Detail - Collateral Level

			Special Servicing Fees									Modified
		Deferred						Non-		Reimbursement of	Other	Interest
	Interest	Interest						Recoverable	Interest on	Advances from	Shortfalls /	Reduction /
Pros ID	Adjustments	Collected	Monthly	Liquidation	Work Out	ASER	PPIS / (PPIE)	Interest	Advances	Interest	(Refunds)	(Excess)
2	0.00	0.00	6,729.72	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
8	0.00	0.00	(3,500.00)	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
8A	0.00	0.00	(3,500.00)	0.00	0.00	0.00	0.00	0.00	449.71	0.00	0.00	0.00
8B	0.00	0.00	(3,500.00)	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
17	0.00	0.00	3,844.91	0.00	0.00	0.00	0.00	85,664.56	28,689.79	0.00	0.00	0.00
28	0.00	0.00	3,500.00	0.00	0.00	0.00	0.00	65,733.33	0.00	0.00	0.00	0.00
31	0.00	0.00	0.00	0.00	715.03	0.00	0.00	0.00	0.00	0.00	0.00	0.00
38	0.00	0.00	3,500.00	0.00	0.00	8,615.77	0.00	0.00	233.34	0.00	0.00	0.00
39	0.00	0.00	3,500.00	0.00	0.00	5,984.83	0.00	0.00	0.00	0.00	0.00	0.00
Total	0.00	0.00	10,574.63	0.00	715.03	14,600.60	0.00	151,397.90	29,372.84	0.00	0.00	0.00
Note: Interest Adjustments listed for each loan do not include amounts that were used to adjust the Weighted Average Net Rate of the mortgage loans.									Collateral Shortfall Total		206,661.00

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Supplemental Notes
None

© 2021 Computershare. All rights reserved. Confidential.		Page 30 of 30